Taxation - Deferred tax assets and liabilities (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	SFr (396,529)	SFr (404,027)
Deferred tax assets	217,720	207,445
Deferred tax liability (asset)	(178,809)	(196,582)	SFr (327,637)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(349,052)	(327,637)
Deferred tax liability (asset)	(349,052)	(327,637)	(327,637)
Hercules Loan Facility
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(47,477)	(76,390)
Deferred tax liability (asset)	(47,477)	(76,390)
Net operating loss (NOL)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	217,720	207,445
Deferred tax liability (asset)	SFr 217,720	SFr 207,445	SFr 0